UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03023

Forum Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd.	Columbus, OH	43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services	3435 Stelzer Rd.	Columbus, OH	43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	614-470-8000

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2008 - August 31, 2008

Item 1.	Schedule of Investments.

Brown Advisory Growth Equity Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Shares	Security Description	Value $
Common Stock—93.4%

Consumer Discretionary— 8.6%
32,780	Best Buy Co., Inc.	1,467,561
140,310	Comcast Corp., Special Class A	2,966,153
77,675	PetSmart, Inc.	2,094,895

		6,528,609

Consumer Staples— 7.3%
33,495	Coach, Inc.(a)	971,020
34,820	PepsiCo, Inc.	2,384,474
60,810	Walgreen Co.	2,215,308

		5,570,802

Diversified Financials— 6.0%
37,520	American Express Co.	1,488,794
39,960	Bank of New York Mellon Corp.	1,383,016
69,765	Charles Schwab Corp.	1,673,662

		4,545,472

Energy— 8.8%
29,450	FMC Technologies, Inc.(a)	1,577,342
37,085	Schlumberger, Ltd.	3,494,149
24,230	Ultra Petroleum Corp.(a)	1,651,274

		6,722,765

Financials— 2.3%
18,245	Affiliated Managers Group, Inc.(a)	1,737,289

Health Care— 25.2%
41,690	Allergan, Inc.	2,329,220
40,650	DaVita, Inc.(a)	2,332,904
40,160	Genentech, Inc.(a)	3,965,800
3,650	Intuitive Surgical, Inc.(a)	1,077,736
56,325	Medtronic, Inc.	3,075,345
51,120	Millipore Corp.(a)	3,834,511
38,075	Stryker Corp.	2,558,259

		19,173,775

Industrials— 7.5%
48,735	Ametek, Inc.	2,365,597
27,855	Danaher Corp.	2,272,132
29,615	IDEX Corp.	1,097,835

		5,735,564

Information Technology— 11.1%
122,445	Cisco Systems, Inc.(a)	2,944,802
32,255	Micros Systems, Inc.(a)	994,099
61,550	Microsoft Corp.	1,679,700
52,755	Parametric Technology Corp.(a)	1,059,320
51,535	Trimble Navigation, Ltd.(a)	1,744,460

		8,422,381

Software & Services— 9.2%
70,210	Accenture, Ltd., Class A	2,903,885
69,725	Citrix Systems, Inc.(a)	2,110,576
41,210	Electronic Arts, Inc.(a)	2,011,460

		7,025,921

Technology Hardware & Equipment— 6.2%
28,755	MEMC Electronic Materials, Inc.(a)	1,411,583
96,675	NetApp, Inc.(a)	2,463,279

Shares	Security Description	Value $
Common Stock — Continued

Technology Hardware & Equipment — Continued
36,355	Texas Instruments, Inc.	891,061

		4,765,923

Transportation— 1.2%
44,165	UTI Worldwide, Inc.	887,716

Total Common Stock (Cost $62,390,481)		71,116,217

Short Term Investment—6.6%

Money Market Fund— 6.6%
5,029,878	Investors Cash Trust - Treasury Portfolio, 1.86% (Cost $5,029,878)	5,029,878

Total Investments – 100.0% (Cost $ 67,420,359)*		76,146,095

Other Assets & Liabilities, Net — 0.0%(b)		(18,984)

NET ASSETS — 100.0%		$76,127,111

(a) (b)	Non-income producing security. Less than 0.05%.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
	Gross Unrealized Appreciation	$10,122,607
	Gross Unrealized Depreciation	(1,396,871)

	Net Unrealized Appreciation	$ 8,725,736

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Value Equity Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Shares	Security Description	Value $
Common Stock—95.2%

Banks— 11.6%
117,120	Bank of America Corp.	3,647,117
167,555	BB&T Corp.	5,026,650
96,856	Capital One Financial Corp.	4,275,224
70,605	City National Corp.	3,494,241
68,440	M&T Bank Corp.	4,882,510

		21,325,742

Basic Materials— 3.6%
149,025	EI Du Pont de Nemours & Co.	6,622,671

Consumer Discretionary— 4.6%
167,865	Lowe’s Cos., Inc.	4,136,194
174,720	Staples, Inc.	4,228,224

		8,364,418

Consumer Staples— 11.3%
72,690	Clorox Co.	4,295,979
80,510	Procter & Gamble Co.	5,617,183
183,650	Unilever NV	5,068,740
159,305	Walgreen Co.	5,803,481

		20,785,383

Diversified Financials— 6.6%
114,155	American International Group, Inc.	2,453,191
134,750	Citigroup, Inc.	2,558,902
82,535	Legg Mason, Inc.	3,675,283
83,720	Morgan Stanley	3,418,288

		12,105,664

Energy— 6.0%
65,090	BJ Services Co.	1,747,666
42,825	Chevron Corp.	3,696,654
30,835	ConocoPhillips	2,544,196
168,515	Talisman Energy, Inc.	2,964,179

		10,952,695

Health Care— 11.2%
119,005	Johnson & Johnson	8,381,522
288,135	Merck & Co., Inc.	10,277,775
29,122	Waters Corp.(a)	1,987,577

		20,646,874

Industrials— 13.6%
92,500	3M Co.	6,623,000
141,750	Dover Corp.	6,999,615
199,440	General Electric Co.	5,604,264
54,425	Illinois Tool Works, Inc.	2,700,024
194,925	Oshkosh Corp.	3,005,744

		24,932,647

Information Technology— 20.4%
110,630	Cisco Systems, Inc.(a)	2,660,652
208,980	Dell, Inc.(a)	4,541,135
205,553	Intel Corp.	4,700,997
155,875	Microsoft Corp.	4,253,829
181,870	Molex, Inc.	4,386,704
239,810	Nokia OYJ ADR	6,036,018
149,621	Parametric Technology Corp.(a)	3,004,390
251,803	Seagate Technology	3,754,383
183,285	Symantec Corp.(a)	4,089,088

		37,427,196

Insurance— 4.7%
80,865	Lincoln National Corp.	4,104,707

Shares	Security Description	Value $
Common Stock — Continued

Insurance — Continued
61,255	Prudential Financial, Inc.	4,515,106

		8,619,813

Telecommunications— 1.6%
83,935	Verizon Communications, Inc.	2,947,797

Total Common Stock (Cost $172,236,274)		174,730,900

Short Term Investment—4.6%

Money Market Fund— 4.6%
8,476,532	Investors Cash Trust - Treasury Portfolio, 1.86% (Cost $8,476,532)	8,476,532

Total Investments – 99.8% (Cost $ 180,712,806)*		183,207,432

Other Assets and Liabilities, Net — 0.2%		299,869

NET ASSETS — 100.0%		$183,507,301

(a)	Non-income producing security.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
	Gross Unrealized Appreciation	$14,742,480
	Gross Unrealized Depreciation	(12,247,854)

	Net Unrealized Appreciation	$2,494,626

ADR	American Depositary Receipt

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Small-Cap Growth Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Shares	Security Description	Value $
Common Stock—93.0%

Consumer Discretionary— 9.4%
Diversified Consumer Services— 2.8%
62,918	American Public Education, Inc.(a)	2,812,435
177,000	Liquidity Services, Inc.(a)	1,939,920

		4,752,355

Hotels, Restaurants & Leisure— 4.3%
76,000	Orient-Express Hotels, Ltd., Class A	2,728,400
36,250	Panera Bread Co., Class A(a)	1,948,075
77,500	WMS Industries, Inc.(a)	2,604,000

		7,280,475

Household Durables— 2.3%
66,500	Harman International Industries, Inc.	2,262,995
95,745	Interline Brands, Inc.(a)	1,536,707

		3,799,702

		15,832,532

Consumer Staples— 0.5%
Food & Staples Retailing— 0.5%
42,500	United Natural Foods, Inc.(a)	816,850

Energy— 7.4%
Energy Equipment & Services— 7.4%
58,500	Complete Production Services, Inc.(a)	1,728,675
152,500	ION Geophysical Corp.(a)	2,458,300
55,300	Oceaneering International, Inc.(a)	3,451,273
218,000	Tetra Technologies, Inc.(a)	4,826,520

		12,464,768

Entertainment— 1.6%
242,500	National CineMedia, Inc.	2,713,575

Financials— 6.2%
Capital Markets— 1.9%
97,000	Investment Technology Group, Inc.(a)	3,104,000

Diversified Financial Services— 4.3%
35,700	Affiliated Managers Group, Inc.(a)	3,399,354
134,000	Cohen & Steers, Inc.	3,899,400

		7,298,754

		10,402,754

Health Care— 23.7%
Biotechnology— 6.2%
158,405	Array BioPharma, Inc.(a)	1,294,169
71,000	Cepheid, Inc.(a)	1,320,600
49,000	Illumina, Inc.(a)	4,220,370
181,500	Seattle Genetics, Inc.(a)	2,023,725
186,000	ZymoGenetics, Inc.(a)	1,551,240

		10,410,104

Health Care Equipment & Supplies— 8.3%
185,000	Eclipsys Corp.(a)	4,127,350
74,000	Gen-Probe, Inc.(a)	4,421,500
73,500	Hansen Medical, Inc.(a)	928,305
38,000	IDEXX Laboratories, Inc.(a)	2,139,400
33,313	Insulet Corp.(a)	477,708
34,500	Masimo Corp.(a)	1,378,965
9,000	NuVasive, Inc.(a)	428,940

		13,902,168

Health Care Providers & Services— 4.1%
61,000	Henry Schein, Inc.(a)	3,567,280

Shares	Security Description	Value $
Common Stock — Continued

Health Care — Continued
160,000	Sunrise Senior Living, Inc.(a)	3,252,800

		6,820,080

Life Sciences Tools & Services— 5.1%
98,500	Millipore Corp.(a)	7,388,485
38,700	WebMD Health Corp., Class A(a)	1,225,242

		8,613,727

		39,746,079

Industrials— 11.6%
Aerospace & Defense— 2.8%
189,500	Argon ST, Inc.(a)	4,731,815

Commercial Services & Supplies— 4.0%
105,500	ESCO Technologies, Inc.(a)	5,022,855
104,000	Flotek Industries, Inc.(a)	1,752,400

		6,775,255

Construction & Engineering— 3.0%
160,000	Quanta Services, Inc.(a)	5,110,400

Machinery— 1.8%
79,000	IDEX Corp.	2,928,530

		19,546,000

Information Technology— 24.0%
Electronic Equipment & Instruments— 3.9%
72,000	Flir Systems, Inc.(a)	2,570,400
117,500	Trimble Navigation, Ltd.(a)	3,977,375

		6,547,775

Internet Software & Services— 4.7%
64,000	Akamai Technologies, Inc.(a)	1,465,600
72,000	Expedia, Inc.(a)	1,271,520
469,500	Orbitz Worldwide, Inc.(a)	2,896,815
109,500	Parametric Technology Corp.(a)	2,198,760

		7,832,695

IT Services— 2.2%
75,500	Global Payments, Inc.	3,639,855

Semiconductors & Semiconductor Equipment— 4.6%
112,500	FEI Co.(a)	3,046,500
86,787	Power Integrations, Inc.(a)	2,554,142
135,000	Volterra Semiconductor Corp.(a)	2,122,200

		7,722,842

Software— 8.6%
75,000	FactSet Research Systems, Inc.	4,703,250
25,000	Micros Systems, Inc.(a)	770,500
316,500	Synchronoss Technologies, Inc.(a)	4,006,890
187,500	THQ, Inc.(a)	2,872,500
232,000	Unica Corp.(a)	2,057,840

		14,410,980

		40,154,147

Materials— 1.5%
Diversified Chemical Manufacturing— 1.5%
73,500	Metabolix, Inc.(a)	847,455
44,500	Rockwood Holdings, Inc.(a)	1,684,325

Brown Advisory Small-Cap Growth Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Shares	Security Description	Value $
Common Stock — Continued

Materials — Continued

		2,531,780

Software & Services— 2.7%
Internet Software & Services— 2.7%
150,000	Citrix Systems, Inc.(a)	4,540,500

Telecommunications— 1.9%
Wireless Telecommunication Services— 1.9%
93,000	SBA Communications Corp., Class A(a)	3,248,490

Transportation— 2.5%
Air Freight & Logistics— 2.5%
209,000	UTI Worldwide, Inc.	4,200,900

Total Common Stock (Cost $139,126,497)		156,198,375

Private Placements—0.1%
1,800	Montagu Newhall Global Partners IV, LP – B (Cost $180,000) (a) (b) (c) (d)	172,638

Short Term Investments—7.6%

Money Market Funds— 7.6%
1,880,000	Cash Reserve Fund, Inc. - Prime Series, 2.42%	1,880,000
10,931,770	Investors Cash Trust - Treasury Portfolio, 1.86%	10,931,770

Total Short Term Investments (Cost $12,811,770)		12,811,770

Total Investments – 100.7% (Cost $ 152,118,267)*		169,182,783

Other Assets and Liabilities, Net — (0.7)%		(1,178,395)

NET ASSETS — 100.0%		$168,004,388

(a)	Non-income producing security.
(b)	Fair Valued Security. This security represents 0.1% of net assets as of August 31, 2008.
(c)	Illiquid security.
(d)	This security was purchased with a full investment commitment of $2 Million, with an initial 1% capital contribution.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
	Gross Unrealized Appreciation	$25,978,958
	Gross Unrealized Depreciation	(8,914,442)

	Net Unrealized Appreciation	$17,064,516

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Small-Cap Value Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Shares	Security Description	Value $
Common Stock—96.1%

Basic Materials— 5.3%
161,300	Aceto Corp.	1,377,502
76,540	Carpenter Technology Corp.	2,970,517
63,500	HB Fuller Co.	1,655,445

		6,003,464

Capital Goods— 3.4%
127,300	Kaman Corp.	3,838,095

Commercial Services & Supplies— 22.3%
278,292	CBIZ, Inc.(a)	2,365,482
68,000	Cenveo, Inc.(a)	705,160
49,800	Chemed Corp.	2,178,252
203,950	Convergys Corp.(a)	3,008,263
73,374	Electro Rent Corp.	999,354
330,600	Global Cash Access Holdings, Inc.(a)	1,980,294
27,800	Hewitt Associates, Inc., Class A(a)	1,117,838
325,600	infoGROUP, Inc.	2,148,960
39,000	Interactive Data Corp.	1,173,900
187,000	Providence Service Corp.(a)	2,395,470
67,200	Silgan Holdings, Inc.	3,517,248
84,820	TeleTech Holdings, Inc.(a)	1,307,924
38,500	Watson Wyatt Worldwide, Inc., Class A	2,255,715

		25,153,860

Consumer Discretionary— 0.9%
91,700	Liquidity Services, Inc.(a)	1,005,032

Consumer Staples— 2.3%
79,100	B&G Foods, Inc., Class A	637,546
39,500	Hansen Natural Corp.(a)	1,085,460
16,300	The J.M. Smucker Co.	883,949

		2,606,955

Energy— 4.1%
23,800	Concho Resources, Inc.(a)	777,546
41,100	Oceaneering International, Inc.(a)	2,565,051
74,700	Venoco, Inc.(a)	1,259,442

		4,602,039

Financials— 12.7%
34,570	Affiliated Managers Group, Inc.(a)	3,291,755
59,400	Arthur J. Gallagher & Co.	1,572,912
4,000	First City Liquidating Trust Loans Assets Corp.(a)(b)(c)	2,800
99,312	Hilb Rogal & Hobbs Co.	4,523,662
83,700	Investment Technology Group, Inc.(a)	2,678,400
144,500	Nelnet, Inc., Class A	2,271,540

		14,341,069

Health Care— 5.4%
86,700	IMS Health, Inc.	1,926,474
143,700	Ligand Pharmaceuticals, Inc., Class B(a)	485,706
83,600	Syneron Medical, Ltd.(a)	1,380,236
41,500	Warner Chilcott, Ltd., Class A(a)	664,000
34,100	West Pharmaceutical Services, Inc.	1,664,421

		6,120,837

Hotels, Restaurants & Leisure— 5.3%
195,900	AFC Enterprises(a)	1,776,813
134,200	Speedway Motorsports, Inc.	2,969,846

Shares	Security Description	Value $
Common Stock — Continued

Hotels, Restaurants & Leisure — Continued
53,000	Wendy’s International, Inc.	1,286,310

		6,032,969

Industrials— 5.0%
131,422	Argon ST, Inc.(a)	3,281,607
223,500	SRS Labs, Inc.(a)	1,343,235
16,800	Teledyne Technologies, Inc.(a)	1,047,144

		5,671,986

Information Technology— 10.2%
68,700	Acxiom Corp.	992,715
60,100	Fair Isaac Corp.	1,388,310
323,800	Novell, Inc.(a)	2,082,034
175,800	Progress Software Corp.(a)	5,135,118
55,002	Sybase, Inc.(a)	1,892,619

		11,490,796

Media— 3.7%
50,700	Dolan Media Co.(a)	773,175
228,738	MDC Partners, Inc., Class A(a)	1,841,341
59,400	Scholastic Corp.	1,550,340

		4,164,856

Retailing— 4.9%
44,500	Barnes & Noble, Inc.	1,100,485
48,791	Cash America International, Inc.	2,019,460
149,275	Stage Stores, Inc.	2,376,458

		5,496,403

Technology— 3.5%
38,600	Applied Signal Technology, Inc.	638,830
45,500	Cubic Corp.	1,259,895
68,480	Measurement Specialties, Inc.(a)	1,224,422
218,200	MIPS Technologies, Inc.(a)	868,436

		3,991,583

Telecommunications— 6.6%
100,800	Frontier Communications Corp.	1,267,056
134,404	j2 Global Communications, Inc.(a)	3,315,747
83,622	Loral Space & Communications, Inc.(a)	1,536,136
205,300	Novatel Wireless, Inc.(a)	1,279,019

		7,397,958

Transportation— 0.5%
10,000	Altas Air Worldwide Holdings, Inc.(a)	577,400

Total Common Stock (Cost $115,115,512)		108,495,302

Short Term Investment—3.6%

Money Market Fund— 3.6%
4,055,954	Investors Cash Trust - Treasury Portfolio, 1.86% (Cost $4,055,954)	4,055,954

Total Investments – 99.7% (Cost $ 119,171,466)*		112,551,256

Other Assets and Liabilities, Net — 0.3%		290,281

NET ASSETS — 100.0%		$112,841,537

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Fair Valued Security. This security represents less than 0.1% of net assets as of August 31, 2008.

Brown Advisory Small-Cap Value Fund

Schedule of Investments

August 31, 2008 (Unaudited)

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
	Gross Unrealized Appreciation	$12,056,782
	Gross Unrealized Depreciation	(18,676,992)

	Net Unrealized Depreciation	$(6,620,210)

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Opportunity Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Shares	Security Description	Value $
Common Stock—88.8%

Diversified Financials— 5.9%
30,195	American Express Co.	1,198,138
9,550	Morgan Stanley	389,926

		1,588,064

Energy— 10.8%
9,000	FMC Technologies, Inc.(a)	482,040
37,000	ION Geophysical Corp.(a)	596,440
10,800	Schlumberger, Ltd.	1,017,576
11,600	Ultra Petroleum Corp.(a)	790,540

		2,886,596

Financials— 4.0%
11,400	Affiliated Managers Group, Inc.(a)	1,085,508

Health Care— 15.3%
19,450	Cepheid, Inc.(a)	361,770
20,400	Gen-Probe, Inc.(a)	1,218,900
10,535	Illumina, Inc.(a)	907,379
7,800	Insulet Corp.(a)	111,852
19,985	Millipore Corp.(a)	1,499,075

		4,098,976

Industrials— 25.8%
21,300	Ametek, Inc.	1,033,902
23,880	Amphenol Corp., Class A	1,134,778
18,675	Danaher Corp.	1,523,320
19,910	ESCO Technologies, Inc.(a)	947,915
20,025	General Cable Corp.(a)	985,630
36,550	Oshkosh Corp.	563,601
22,800	Quanta Services, Inc.(a)	728,232

		6,917,378

Information Technology— 7.3%
20,400	Power Integrations, Inc.(a)	600,372
26,050	Synchronoss Technologies, Inc.(a)	329,793
30,000	Trimble Navigation, Ltd.(a)	1,015,500

		1,945,665

Insurance— 4.7%
17,100	Prudential Financial, Inc.	1,260,441

Materials— 5.4%
18,585	Cameco Corp.	559,037
10,000	Metabolix, Inc.(a)	115,300

Shares	Security Description	Value $
Common Stock — Continued

Materials — Continued
20,375	Rockwood Holdings, Inc.(a)	771,194

		1,445,531

Software & Services— 3.8%
33,500	Citrix Systems, Inc.(a)	1,014,045

Technology Hardware & Equipment— 4.6%
25,270	MEMC Electronic Materials, Inc.(a)	1,240,504

Transportation— 1.2%
16,000	UTI Worldwide, Inc.	321,600

Total Common Stock (Cost $23,643,433)		23,804,308

Short Term Investment—11.2%

Money Market Fund— 11.2%
3,010,597	Investors Cash Trust - Treasury Portfolio, 1.86% (Cost $3,010,597)	3,010,597

Total Investments – 100.0% (Cost $ 26,654,030)*		26,814,905

Other Assets and Liabilities, Net — 0.0%(b)		(7,917)

NET ASSETS — 100.0%		$26,806,988

(a) (b)	Non-income producing security. Less than 0.05%.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
	Gross Unrealized Appreciation	$2,228,686
	Gross Unrealized Depreciation	(2,067,811)

	Net Unrealized Appreciation	$160,875

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Core International Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Shares	Security Description	Value $
Common Stock—96.1%
Australia—4.7%
163,106	BHP Billiton, Ltd.	5,797,109
485,780	Boart Longyear Group	819,490
951,163	Dexus Property Group	1,208,531
277,614	Goodman Group	757,896
183,439	Lion Nathan, Ltd.	1,406,321
477,979	Telstra Corp., Ltd.	1,785,004
35,644	Wesfarmers, Ltd.	942,493

		12,716,844

Austria—1.2%
13,110	Erste Group Bank AG	788,089
18,020	OMV AG	1,156,731
22,530	Voestalpine AG	1,224,805

		3,169,625

Belgium—1.1%
4,850	Bekaert NV	847,688
4,141	Colruyt SA	1,130,937
9,067	KBC Groep NV	865,456

		2,844,081

Denmark—1.3%
8,825	Carlsberg A/S, Class B	783,885
64,600	Danske Bank A/S	1,820,568
17,175	Novo Nordisk A/S, Class B	968,058

		3,572,511

Finland—2.3%
54,704	KCI Konecranes Oyj	1,814,345
121,436	Nokia Oyj	3,042,536
39,981	Rautaruukki Oyj	1,364,741

		6,221,622

France—10.2%
49,461	BNP Paribas SA	4,460,639
36,679	Bouygues SA	2,218,894
27,801	Cap Gemini SA	1,649,602
13,690	Casino Guichard- Perrachon SA	1,345,083
50,094	France Telecom SA	1,479,577
39,396	GDF Suez SA	2,276,925
9,333	Lafarge SA	1,131,115
60,519	Rexel SA	918,824
36,857	Sanofi-Aventis SA	2,628,125
45,767	Total SA	3,292,665
4,319	Unibail-Rodamco SA	900,343
14,011	Vinci SA	798,474
109,623	Vivendi SA	4,251,708

		27,351,974

Germany—6.7%
44,840	BASF SE	2,590,908
81,849	E.ON AG	4,776,156
44,186	Gildemeister AG	1,063,637
27,679	Hannover Rueckversicherung AG	1,177,467
28,551	Kloeckner & Co. SE	1,134,987
23,814	MAN AG	2,337,001
13,148	Merck KGaA	1,506,299
20,694	MTU Aero Engines Holding AG	720,348
51,188	ThyssenKrupp AG	2,563,492

		17,870,295

Greece—0.9%
24,240	National Bank of Greece SA	1,077,396

Shares	Security Description	Value $
Common Stock — Continued

Greece — Continued
35,362	OPAP SA	1,244,940

		2,322,336

Hong Kong—2.2%
129,300	Hang Seng Bank, Ltd.	2,569,697
145,094	Henderson Land Development Co., Ltd.	883,110
820,000	Industrial & Commercial Bank of China, Ltd.	1,807,232
200,000	The Wharf (Holdings), Ltd.	730,376

		5,990,415

Ireland—0.9%
60,569	Allied Irish Banks PLC	770,318
55,876	CRH PLC(a)	1,471,262
3,814	CRH PLC(a)	99,587

		2,341,167

Italy—3.2%
363,376	Enel SpA	3,344,801
112,759	Eni SpA	3,676,978
47,828	Fiat SpA	742,983
35,429	Prysmian SpA	871,030

		8,635,792

Japan—19.9%
102,000	Air Water, Inc.	1,273,008
110,000	Daihatsu Motor Co., Ltd.	1,364,764
79,600	FamilyMart Co., Ltd.	3,248,084
29,500	Hisamitsu Pharmaceutical Co., Inc.	1,317,618
604,000	Hokuhoku Financial Group, Inc.	1,459,903
248,000	Isuzu Motors, Ltd.	941,310
16,800	JFE Holdings, Inc.	719,493
1,573	K.K. DaVinci Advisors(b)	514,648
352	KDDI Corp.	2,070,398
1,742	Kenedix, Inc.	1,002,198
86,100	Komatsu, Ltd.	1,831,831
41,300	Konami Corp.	1,275,324
97,000	Konica Minolta Holdings, Inc.	1,354,131
30,900	KOSE Corp.	847,684
69,100	Makita Corp.	1,809,898
120,000	Matsushita Electric Industrial Co., Ltd.	2,508,961
363,000	Mazda Motor Corp.	1,958,285
63,400	Mediceo Paltac Holdings Co., Ltd.	958,487
91,000	Mitsubishi Corp.	2,534,050
194,000	Mitsubishi Electric Corp.	1,665,251
141,000	MITSUI & Co., Ltd.	2,436,173
163,000	Mitsui O.S.K. Lines, Ltd.	1,959,415
13,700	Nidec Corp.	930,457
84,000	Nikon Corp.	2,755,997
4,500	Nintendo Co., Ltd.	2,142,266
148,000	Nippon Electric Glass Co., Ltd.	1,996,728
41,200	Nomura Real Estate Holdings, Inc.	855,730
109,000	NSK, Ltd.	790,378
752	RISA Partners, Inc.	673,835
20,200	Sankyo Co., Ltd.	961,640
134,000	Suruga Bank, Ltd.	1,451,944
20,500	Takeda Pharmaceutical Co., Ltd.	1,079,542
46,500	Tokio Marine Holdings, Inc.	1,594,017
82,000	Toyo Suisan Kaisha, Ltd.	2,053,580

Brown Advisory Core International Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Shares	Security Description	Value $
Common Stock — Continued

Japan — Continued
273,000	Ube Industries, Ltd.	986,021

		53,323,049

Netherlands—5.2%
20,587	Fugro NV	1,593,302
127,783	ING Groep NV	4,000,072
61,967	Koninklijke Ahold NV	775,371
39,623	Koninklijke DSM NV	2,285,976
157,312	Royal Dutch Shell PLC, B Shares	5,424,651

		14,079,372

Norway—2.4%
227,100	DnB NOR ASA	2,643,669
31,284	StatoilHydro ASA	966,713
47,550	Yara International ASA	2,965,022

		6,575,404

Singapore—0.8%
159,000	DBS Group Holdings, Ltd.	2,029,310

Spain—5.5%
49,449	ACS, Actividades de Construccion y Servicios SA	2,201,489
251,063	Banco Santander SA	4,286,828
540,233	Mapfre SA	2,591,368
46,524	Repsol YPF SA	1,446,816
167,410	Telefonica SA	4,152,650

		14,679,151

Sweden—2.0%
55,800	Atlas Copco AB, A Shares	783,088
13,900	Modern Times Group AB, B Shares	738,249
223,600	Nordea Bank AB	2,978,467
51,400	SKF AB, B Shares	781,119

		5,280,923

Switzerland—7.7%
16,753	Baloise Holding AG	1,438,058
70,504	Nestle SA	3,112,448
23,360	Roche Holdings AG - Genusschein	3,946,735
8,118	Swatch Group AG	1,917,231
41,658	Swiss Re	2,571,225
66,149	Xstrata PLC	3,696,445
15,205	Zurich Financial Services AG	3,984,597

		20,666,739

United Kingdom—17.9%
246,044	Amlin PLC	1,303,831
16,448	Anglo American PLC	878,953
33,311	AstraZeneca PLC	1,634,981
42,516	Aveva Group PLC	1,139,866
294,995	Aviva PLC	2,766,234
106,314	Balfour Beatty PLC	799,288
273,616	Beazley Group PLC	554,792
39,249	BG Group PLC	872,009
325,223	BP PLC	3,134,155
99,502	British American Tobacco PLC	3,374,947
426,345	BT Group PLC	1,339,637
175,749	Compass Group PLC	1,173,966
64,711	Cookson Group PLC	766,031
55,672	Diageo PLC	1,031,921
93,727	GlaxoSmithKline PLC	2,214,757
181,387	IG Group Holdings PLC	1,145,508

Shares	Security Description	Value $
Common Stock — Continued

United Kingdom — Continued
176,843	International Personal Finance PLC	1,002,391
460,076	International Power PLC	3,314,288
103,654	Interserve PLC	794,875
49,091	Keller Group PLC	706,387
211,808	National Grid PLC	2,758,249
19,845	Reckitt Benckiser Group PLC	1,005,144
513,288	Royal Bank of Scotland Group PLC	2,196,117
40,631	SABMiller PLC	874,573
210,063	Stagecoach Group PLC	1,224,190
59,837	Standard Chartered PLC	1,626,059
163,797	Tesco PLC	1,138,910
279,280	Thomas Cook Group PLC	1,165,639
29,044	Unilever PLC	781,854
1,086,602	Vodafone Group PLC	2,793,395
357,947	William Morrison Supermarkets PLC	1,843,003
79,474	WPP Group PLC	778,561

		48,134,511

Total Common Stock (Cost $300,504,740)		257,805,121

Preferred Stocks—2.0%
Germany—2.0%
41,896	Fresenius SE	3,437,917
13,088	Porsche Automobil Holding SE	1,866,121

Total Preferred Stocks (Cost $6,346,505)		5,304,038

Mutual Funds—0.3%
United States—0.3%
12,705	iShares MSCI EAFE Index Fund (Cost $826,584)	807,657

Short Term Investment—0.3%
Money Market Funds—0.3%
United States—0.3%
866,843	Citi Institutional Liquid Reserves, Class A, 2.64% (Cost $866,843) (c)	866,843

Total Investments – 98.7% (Cost $ 308,544,672)*		264,783,659

Other Assets — 1.3%		3,533,330

NET ASSETS — 100.0%		$268,316,989

(a)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	Variable rate security. Rate disclosed is as of August 31, 2008.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
	Gross Unrealized Appreciation	$9,474,950
	Gross Unrealized Depreciation	(53,235,963)

	Net Unrealized Depreciation	$(43,761,013)

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Maryland Bond Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Certificates of Participation— 1.4%

Revenue Bonds— 1.4%
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/14	525,135
500,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	4.00%	08/01/15	522,530
200,000	Baltimore County Maryland Certificates of Participation - Equipment Acquisition Program	5.00%	08/01/16	221,514

Total Certificates of Participation (Cost $1,251,514)				1,269,179

Municipal Bonds— 93.0%

General Obligation Bonds— 38.9%
250,000	Anne Arundel County Maryland	5.00%	02/15/10	261,170
165,000	Anne Arundel County Maryland Prerefunded 05/15/09 @ 101	5.00%	05/15/13	170,508
500,000	Anne Arundel County Maryland Prerefunded 02/15/11 @ 101	4.75%	02/15/17	534,680
500,000	Anne Arundel County Maryland Prerefunded 02/15/11 @ 101	4.80%	02/15/18	535,275
565,000	Anne Arundel County Maryland Consolidated General Improvement	5.00%	03/01/15	627,348
1,350,000	Anne Arundel County Maryland Consolidated Water & Sewer	5.00%	03/01/17	1,460,133
500,000	Anne Arundel County Maryland Consolidated Water & Sewer	4.50%	03/01/25	505,285
100,000	Anne Arundel County Maryland General Improvement	5.25%	08/01/09	103,346
1,400,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/13	1,517,376
900,000	Baltimore County Maryland Consolidated Public Improvement	5.00%	09/01/15	1,005,138
835,000	Baltimore County Maryland Metropolitan District	4.40%	08/01/09	845,279
1,450,000	Baltimore County Maryland Metropolitan District - 71st Issue	5.00%	02/01/20	1,578,296
220,000	Baltimore Maryland	7.50%	10/15/08	221,571
440,000	Baltimore Maryland Consolidated Public Improvement Series A MBIA Insured	5.00%	10/15/14	485,360
250,000	Caroline County Maryland Public Improvement XLCA Insured	4.00%	11/01/20	240,822
500,000	Carroll County Maryland County Commissioners Consolidated Public Improvement	4.00%	12/01/15	527,520
1,000,000	Carroll County Maryland County Commissions Consolidated Public Improvement	5.00%	11/01/15	1,118,580
500,000	Charles County Maryland Consolidated Public Improvement	4.20%	02/01/11	522,395
250,000	Charles County Maryland Consolidated Public Improvement Callable 02/01/11 @ 101	4.30%	02/01/12	262,487
500,000	Charles County Maryland County Commissioners Consolidated Public Improvement	4.00%	03/01/10	515,140
250,000	Charles County Maryland County Commissioners Consolidated Public Improvement	5.00%	03/01/16	278,050
500,000	Charles County Maryland County Commissioners Consolidated Public Improvements MBIA Insured	4.00%	03/01/20	502,150
750,000	District of Columbia Series A FGIC Insured	4.25%	06/01/29	667,132
250,000	Frederick County Maryland Public Facilities	5.00%	08/01/16	275,665
1,000,000	Frederick County Maryland Public Facilities	5.00%	12/01/17	1,084,260
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/18	567,675
1,250,000	Frederick County Maryland Public Facilities Prerefunded 11/01/12 @ 101	5.00%	11/01/20	1,378,075
500,000	Frederick County Maryland Public Facilities	5.25%	11/01/21	559,125
250,000	Garrett County Maryland Hospital Refunding FGIC Insured	5.10%	07/01/09	256,302
740,000	Harford County Maryland Unrefunded Balance	5.00%	12/01/13	756,369
200,000	Harford County Maryland Consolidated Public Improvements	4.25%	01/15/13	208,710
685,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/14	761,439
300,000	Howard County Maryland Consolidated Public Improvement Project Series A	5.00%	08/15/15	334,902
565,000	Maryland National Capital Park & Planning Commission Park Acquisition & Development Series BB-2	3.50%	07/01/09	574,046
1,000,000	Maryland State	5.00%	02/01/11	1,065,410
500,000	Maryland State & Local Facilities Loan 1st Series	4.75%	03/01/09	506,310
500,000	Maryland State & Local Facilities Loan 2nd Series	5.00%	08/01/13	551,160
50,000	Maryland State & Local Facilities Loan 1st Series Prerefunded 03/01/09 @ 101	4.50%	03/01/14	51,219

Brown Advisory Maryland Bond Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds — Continued

General Obligation Bonds — Continued
500,000	Maryland State & Local Facilities Loan 2nd Series A	5.00%	08/01/15	557,940
500,000	Maryland State & Local Facilities Loan 1st Series	5.00%	08/01/15	550,315
2,210,000	Maryland State & Local Facilities Loan Capital Improvement Series A	5.50%	08/01/13	2,486,648
500,000	Montgomery County Maryland Series A	5.00%	11/01/09	519,190
800,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	04/01/11	854,592
125,000	Montgomery County Maryland Consolidated Public Improvement Series A Prerefunded 05/01/09 @ 101	4.75%	05/01/12	128,824
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	08/01/15	557,940
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	09/01/15	550,830
100,000	Montgomery County Maryland Consolidated Public Improvement Series A Prerefunded 01/01/10 @ 101	5.60%	01/01/16	105,806
500,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	04/01/17	542,115
1,700,000	Montgomery County Maryland Consolidated Public Improvement Series A	5.00%	05/01/18	1,879,061
130,000	Montgomery County Maryland Consolidated Public Improvement Series A Callable 08/01/18 @ 100	4.00%	08/01/19	132,323
500,000	Ocean City Maryland FGIC Insured	4.25%	03/01/11	520,270
1,000,000	Prince Georges County Maryland Consolidated Public Improvement	3.25%	09/15/11	1,021,910
50,000	Prince Georges County Maryland Consolidated Public Improvement Prerefunded 10/01/09 @ 101 FSA Insured	5.00%	10/01/12	52,160
500,000	St. Mary’s County Maryland Public Facilities	3.25%	11/01/08	501,435
500,000	Washington Suburban Sanitation District - General Construction	4.25%	06/01/10	519,795
100,000	Washington Suburban Sanitation District - General Construction Prerefunded 06/01/09 @ 100	5.00%	06/01/23	102,493
1,000,000	Washington Suburban Sanitation District - Sewage Disposal	5.25%	06/01/10	1,056,760
500,000	Washington Suburban Sanitation District - Water Supply	4.25%	06/01/10	519,795
500,000	Washington Suburban Sanitation District - Water Supply 2nd Series	3.00%	06/01/11	508,960

				37,084,870

Revenue Bonds— 54.1%
725,000	Baltimore County Maryland Catholic Health Initiatives Series A	5.00%	09/01/19	750,766
925,000	Baltimore Maryland Convention Center MBIA Insured	5.00%	09/01/19	945,054
500,000	Baltimore Maryland Convention Center Series A XLCA Insured	5.25%	09/01/19	488,450
360,000	Baltimore Maryland Wastewater Project Series A Callable 07/01/18 @ 100 FSA Insured	5.00%	07/01/20	387,961
1,000,000	Baltimore Maryland Wastewater Project Series C AMBAC Insured	5.00%	07/01/21	1,035,670
185,000	Carroll County Maryland Fairhaven & Copper Ridge Series A RADIAN Insured	5.20%	01/01/10	189,070
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary’s College Series A Escrowed to Maturity	4.80%	09/01/09	411,244
400,000	Frederick County Maryland Educational Facilities Revenue Mount Saint Mary’s College Series A	5.63%	09/01/38	378,444
1,000,000	Maryland State Community Development Administration - Residential Program Series C	3.85%	09/01/15	1,000,420
1,000,000	Maryland State Community Development Administration - Single Family Program 1st Series	4.65%	04/01/12	1,028,190
500,000	Maryland State Community Development Administration - Single Family Program 1st Series	4.75%	04/01/13	512,955
500,000	Maryland State Department of Transportation	5.00%	11/01/08	502,915
500,000	Maryland State Department of Transportation	5.00%	12/15/08	504,990
500,000	Maryland State Department of Transportation	5.50%	02/01/10	524,765
1,850,000	Maryland State Department of Transportation Prerefunded 12/15/08 @ 100	5.50%	12/15/11	1,871,663
455,000	Maryland State Department of Transportation	5.00%	05/01/12	492,378

Brown Advisory Maryland Bond Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds — Continued

Revenue Bonds — Continued
1,050,000	Maryland State Department of Transportation 2nd Issue	4.00%	06/01/13	1,104,169
1,000,000	Maryland State Department of Transportation	5.25%	12/15/14	1,124,660
1,300,000	Maryland State Department of Transportation	5.25%	12/15/16	1,472,783
500,000	Maryland State Department of Transportation	4.25%	02/15/18	518,970
500,000	Maryland State Department of Transportation	4.00%	05/15/20	498,865
255,000	Maryland State Economic Development Corporation - Bowie State University Project	4.00%	06/01/09	253,684
285,000	Maryland State Economic Development Corporation - Lutheran World Relief/Refugee	5.25%	04/01/19	284,299
500,000	Maryland State Economic Development Corporation - Maryland Department of Transportation Headquarters	5.00%	06/01/15	535,455
250,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Escrowed to Maturity	4.00%	06/01/09	254,348
340,000	Maryland State Economic Development Corporation - University of Maryland College Park Project Escrowed to Maturity	4.25%	06/01/10	352,733
290,000	Maryland State Economic Development Corporation - University of Maryland College Park Project AMBAC Insured	5.38%	07/01/12	306,974
500,000	Maryland State Economic Development Corporation - University of Maryland College Park Project CIFG Insured	5.00%	06/01/22	476,980
430,000	Maryland State Economic Development Corporation - University of Maryland/Baltimore	4.00%	10/01/08	429,252
245,000	Maryland State Economic Development Corporation - University of Maryland/Baltimore Series A	4.50%	10/01/11	234,134
500,000	Maryland State Health & Higher Educational Facilities - Adventist Health Care Series A	5.00%	01/01/14	507,450
500,000	Maryland State Health & Higher Educational Facilities - Board of Child Care	4.50%	07/01/12	520,350
450,000	Maryland State Health & Higher Educational Facilities - Bullis School FSA Insured	5.00%	07/01/13	476,145
100,000	Maryland State Health & Higher Educational Facilities - Bullis School FSA Insured	5.00%	07/01/15	105,693
250,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital	4.63%	07/01/10	255,853
500,000	Maryland State Health & Higher Educational Facilities - Carroll County General Hospital	5.00%	07/01/13	513,305
500,000	Maryland State Health & Higher Educational Facilities - Charity Obligated Group Series A Prerefunded 05/01/09 @ 101	4.75%	11/01/14	513,655
500,000	Maryland State Health & Higher Educational Facilities - Civista Medical Center RADIAN Insured	4.50%	07/01/28	421,340
295,000	Maryland State Health & Higher Educational Facilities - Doctors Community Hospital Series A	4.00%	07/01/13	288,761
270,000	Maryland State Health & Higher Educational Facilities - Edenwald Series A	4.80%	01/01/12	264,632
450,000	Maryland State Health & Higher Educational Facilities - Frederick Memorial Hospital	4.20%	07/01/11	460,012
250,000	Maryland State Health & Higher Educational Facilities - Goucher College	4.50%	07/01/19	249,138
500,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center	5.00%	07/01/20	501,145
1,915,000	Maryland State Health & Higher Educational Facilities - Greater Baltimore Medical Center(a)	1.85%	07/01/25	1,915,000
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Health System(a)	5.00%	05/15/42	261,325
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/10	522,560
900,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	5.00%	05/15/11	954,603
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	4.60%	05/15/14	515,430
100,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins Hospital	4.70%	05/15/15	102,742

Brown Advisory Maryland Bond Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Municipal Bonds — Continued

Revenue Bonds — Continued
500,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/10	526,565
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/12	264,970
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/13	274,482
250,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Series A	5.00%	07/01/13	264,375
90,000	Maryland State Health & Higher Educational Facilities - Johns Hopkins University Prerefunded 07/01/09 @ 101	6.00%	07/01/39	93,735
235,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	3.88%	07/01/10	236,777
535,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	5.30%	07/01/12	538,130
200,000	Maryland State Health & Higher Educational Facilities - Kennedy Krieger Institute	4.38%	07/01/13	199,774
1,000,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health Series A Escrowed to Maturity	5.00%	07/01/10	1,049,700
500,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/17	523,235
250,000	Maryland State Health & Higher Educational Facilities - Lifebridge Health	5.00%	07/01/18	258,650
1,000,000	Maryland State Health & Higher Educational Facilities - Medstar Health	5.00%	08/15/09	1,018,370
250,000	Maryland State Health & Higher Educational Facilities - Medstar Health	4.38%	08/15/13	254,403
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A	5.00%	07/01/26	187,414
135,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge Series A	5.00%	07/01/27	125,709
500,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge	4.75%	07/01/34	419,555
200,000	Maryland State Health & Higher Educational Facilities - Mercy Ridge	4.50%	07/01/35	159,318
1,000,000	Maryland State Health & Higher Educational Facilities - Pennisula Regular Medical Center	5.00%	07/01/26	991,200
635,000	Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A	3.00%	07/01/09	634,251
430,000	Maryland State Health & Higher Educational Facilities - Sheppard Pratt Series A	3.30%	07/01/10	431,436
360,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/09	367,171
750,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System	5.00%	07/01/12	792,397
400,000	Maryland State Health & Higher Educational Facilities - University of Maryland Medical System AMBAC Insured	4.00%	07/01/13	408,908
250,000	Maryland State Health & Higher Educational Facilities - Washington Christian Academy	5.25%	07/01/18	234,870
250,000	Maryland State Health & Higher Educational Facilities - Western Medical Health Series A Callable 07/01/16 @ 100 MBIA/FHA Insured	5.00%	01/01/25	248,878
500,000	Maryland State Industrial Development Financing Authority - Holy Cross Health System Corp.	5.50%	12/01/08	504,065
500,000	Maryland State Industrial Development Financing Authority - National Aquarium Baltimore Facility Series B	4.50%	11/01/14	512,045
500,000	Maryland State Transportation Authority FSA Insured	5.00%	07/01/10	526,195
500,000	Maryland State Transportation Authority Grant & Revenue	4.00%	03/01/19	505,215
500,000	Maryland State Water Quality Financing Series A	5.00%	09/01/15	558,075
500,000	Maryland State Water Quality Financing – Administrative Revolving Loan Fund	5.00%	03/01/17	552,590
350,000	Maryland State Water Quality Financing – Administrative Revolving Loan Fund	5.00%	03/01/18	386,036
300,000	Maryland State Water Quality Financing Callable 03/01/18 @ 100 – American Revolving Loan Fund	4.00%	03/01/19	303,435

Brown Advisory Maryland Bond Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Face Amount ($)/ Shares	Security Description	Rate	Maturity	Value $
Municipal Bonds — Continued

Revenue Bonds — Continued
200,000	Montgomery County Maryland - Housing Opportunity Commission Series A FHA VA Insured	3.45%	07/01/11	202,182
500,000	Montgomery County Maryland - Housing Opportunity Commission Aston Woods Apartments Series A Multi-Family Revenue	4.90%	05/15/31	510,680
200,000	Montgomery County Maryland - Housing Opportunity Commission Housing Development Series A Multi-Family Revenue	5.40%	07/01/11	207,734
400,000	Queen Annes County Maryland - Public Facilities MBIA Insured	5.00%	11/15/17	430,844
485,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	4.00%	10/01/08	486,033
680,000	University of Maryland System Auxiliary Facility & Tuition Revenue Unrefunded Balance Series A	5.00%	04/01/09	685,175
440,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/10	460,464
310,000	University of Maryland System Auxiliary Facility & Tuition Revenue Unrefunded Balance Series A	5.00%	04/01/10	312,257
425,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.50%	10/01/12	438,154
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	5.00%	04/01/13	546,710
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	3.75%	10/01/15	516,345
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series B	4.00%	10/01/16	521,770
500,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A	4.00%	04/01/20	498,055
510,000	University of Maryland System Auxiliary Facility & Tuition Revenue Series A Prerefunded 04/01/12 @ 100	5.13%	04/01/21	554,666
940,000	Washington County Maryland - Public Improvement AMBAC Insured	4.25%	07/01/22	943,393
500,000	Westminster Maryland Educational Facilities Revenue - McDaniel College, Inc.	4.38%	11/01/24	438,755
1,115,000	Worcester County Maryland - Consolidated Public Improvement Project	5.00%	03/01/13	1,222,308
				51,548,834

Total Municipal Bonds (Cost $87,843,476)				88,633,704
Short Term Investment— 4.7%

Money Market Fund— 4.7%
4,506,825	Cash Account Trust-Tax Exempt Portfolio, 1.73% (Cost $4,506,825)			4,506,825

Total Investments– 99.1% (Cost $ 93,601,815) *				94,409,708

Other Assets and Liabilities, Net — 0.9%				889,831

NET ASSETS — 100.0%				$95,299,539

AMBAC	American Municipal Bond Insurance Assurance Corp.
CIFG	CDC IXIS Financial Guarantee
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHA VA	Federal Housing Authority/Veterans Administration
FSA	Federal Financial Security Assurance
MBIA	Municipal Bond Insurance Organization Association
RADIAN	Radian Asset Assurance

Brown Advisory Maryland Bond Fund

Schedule of Investments

August 31, 2008 (Unaudited)

XLCA	XL Capital Assurance
(a)	Variable rate security. Rate disclosed is as of August 31, 2008.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
	Gross Unrealized Appreciation	$1,524,451
	Gross Unrealized Depreciation	(716,558)

	Net Unrealized Appreciation	$807,893

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brown Advisory Intermediate Income Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Face Amount $	Security Description	Rate	Maturity	Value $
Asset Backed Securities— 0.8%
1,468,853	World Omni Auto Receivables Trust Series 05-B-A4(a) (Cost $1,468,853)	2.49%	09/20/12	1,450,115

Corporate Bonds & Notes— 20.5%
2,000,000	America Movil SAB de CV	5.50%	03/01/14	1,985,054
1,000,000	Baltimore Gas & Electric Co. MTN	6.75%	06/05/12	1,047,130
1,350,000	Block Financial Corp.	5.13%	10/30/14	1,222,074
2,000,000	Branch Banking & Trust Co. BKNT(a)	2.72%	06/05/09	1,992,024
4,000,000	Comcast Corp.	6.50%	01/15/17	4,040,912
2,145,000	FIA Card Services NA BKNT(c)	7.13%	11/15/12	2,253,706
1,500,000	First Tennessee Bank NA BKNT(a)	2.87%	05/18/09	1,441,671
1,000,000	General Electric Capital Corp. MTN Series A	6.88%	11/15/10	1,063,182
3,000,000	General Electric Co.	5.00%	02/01/13	3,036,819
2,750,000	ICI Wilmington, Inc.	5.63%	12/01/13	2,815,643
1,670,000	Kraft Foods, Inc.	6.00%	02/11/13	1,709,319
3,000,000	Lehman Brothers Holdings, Inc.	6.50%	07/19/17	2,659,932
1,300,000	Merrill Lynch & Co., Inc., CoreNotes	4.00%	09/15/08	1,299,065
1,800,000	ONEOK Partners LP	6.15%	10/01/16	1,778,645
2,000,000	PPL Energy Supply LLC	6.50%	05/01/18	1,952,406
1,400,000	Rohm & Haas Co.	5.60%	03/15/13	1,414,168
2,000,000	WR Berkley Corp.	5.13%	09/30/10	2,000,576
1,700,000	Xerox Corp.	5.65%	05/15/13	1,686,250

Total Corporate Bonds & Notes (Cost $35,799,602)				35,398,576

US Government & Agency Obligations— 76.6%

FFCB Notes— 0.4%
640,000	FFCB	5.20%	03/20/13	673,897

FHLB Notes— 14.4%
4,000,000	FHLB	4.55%	06/19/13	4,016,604
4,561,179	FHLB Series 00-0606-Y	5.27%	12/28/12	4,603,962
1,501,297	FHLB Series TQ-2015-A	5.07%	10/20/15	1,501,297
5,000,000	FHLB Discount Note(b)	2.41%	10/03/08	4,989,600
10,000,000	FHLB Discount Note(b)	2.75%	04/15/09	9,825,940

				24,937,403

Mortgage Backed Securities— 47.6%
3,201,776	FHLMC FHRR R005-VA	5.50%	03/15/16	3,265,416
1,561,680	FHLMC Pool # 1B0889(a)	4.50%	05/01/33	1,577,309
2,559,454	FHLMC Pool # 1J0203(a)	5.20%	04/01/35	2,593,237
1,965,923	FHLMC Pool # A40782	5.00%	12/01/35	1,895,432
19,540	FHLMC Pool # C00210	8.00%	01/01/23	21,088
3,023,508	FHLMC Pool # C90993	5.50%	10/01/26	3,015,545
29,589	FHLMC Pool # E20099	6.50%	05/01/09	30,179
1,312,061	FHLMC Pool # E93051	5.50%	12/01/17	1,335,694
58,734	FHLMC Pool # G10543	6.00%	06/01/11	60,152
67,898	FHLMC Pool # G10682	7.50%	06/01/12	70,609
59,346	FHLMC Pool # G10690	7.00%	07/01/12	62,249
4,348,265	FHLMC Pool # G11649	4.50%	02/01/20	4,273,013
4,466,536	FHLMC Pool # G30412	6.00%	03/01/28	4,540,582
1,041,793	FHLMC Pool # M80814	5.00%	05/01/10	1,059,787
1,115,163	FHLMC Pool # M80931	5.50%	08/01/11	1,132,915
1,841,027	FHLMC Remic Series 2782-PA	4.00%	11/15/33	1,726,200
355,932	FNMA Pool # 254089	6.00%	12/01/16	366,458
4,666,433	FNMA Pool # 256752	6.00%	06/01/27	4,751,086
4,549,777	FNMA Pool # 257048	6.00%	01/01/28	4,632,313
49,772	FNMA Pool # 409589	9.50%	11/01/15	54,044
231,287	FNMA Pool # 433646	6.00%	10/01/13	238,128
75,368	FNMA Pool # 539082	7.00%	08/01/28	79,813
287,034	FNMA Pool # 625536	6.00%	01/01/32	291,931
154,092	FNMA Pool # 628837	6.50%	03/01/32	159,820
1,366,740	FNMA Pool # 663238	5.50%	09/01/32	1,358,029
1,433,130	FNMA Pool # 725544	5.50%	12/01/17	1,461,182

Brown Advisory Intermediate Income Fund

Schedule of Investments

August 31, 2008 (Unaudited)

Face Amount ($)/ Shares	Security Description	Rate	Maturity	Value $
US Government & Agency Obligations — Continued

Mortgage Backed Securities — Continued
266,265	FNMA Pool # 741373(a)	4.14%	12/01/33	270,781
470,495	FNMA Pool # 744805(a)	4.31%	11/01/33	470,403
400,705	FNMA Pool # 764342(a)	4.16%	02/01/34	408,259
884,070	FNMA Pool # 805440	7.00%	11/01/34	929,866
6,062,381	FNMA Pool # 831413	5.50%	04/01/36	5,999,111
1,375,661	FNMA Pool # 848817	5.00%	01/01/36	1,327,195
3,076,417	FNMA Pool # 866920(a)	5.36%	02/01/36	3,121,349
4,193,605	FNMA Pool # 871084	5.50%	11/01/36	4,149,839
6,540,240	FNMA Pool # 888218	5.00%	03/01/37	6,303,685
3,154,510	FNMA Pool # 889584	5.50%	01/01/37	3,126,024
5,964,056	FNMA Pool # 909932	6.00%	03/01/37	6,029,145
4,928,482	FNMA Pool # 944581	5.00%	07/01/22	4,889,117
5,000,000	GNMA Pool # 4221	5.50%	08/20/38	4,969,886
70,325	GNMA Pool # 487110	6.50%	04/15/29	72,915
8,017	GNMA Pool # 571166	7.00%	08/15/31	8,524
152,560	GNMA Pool # 781186	9.00%	06/15/30	167,997

				82,296,307

U.S. Treasury Securities— 14.2%
7,000,000	U.S. Treasury Inflation Index	2.50%	07/15/16	8,122,529
6,000,000	U.S. Treasury Note	4.25%	08/15/15	6,338,910
10,000,000	U.S. Treasury Note	4.00%	08/15/18	10,155,470

				24,616,909

Total US Government & Agency Obligations (Cost $131,325,832)				132,524,516

Short Term Investment— 1.9%

Money Market Fund— 1.9%
3,183,338	Citi Institutional Liquid Reserves, Class A, 2.64% (Cost $3,183,338) (a)			3,183,338

Total Investments– 99.8% (Cost $ 171,777,625) *				172,556,545

Other Assets and Liabilities, Net — 0.2%				428,050

NET ASSETS — 100.0%				$172,984,595

BKNT	Bank Note
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
(a)	Variable rate security. Rate disclosed is as of August 31, 2008.
(b)	Zero coupon, rate represents the effective yield at purchase.
(c)	Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to less than 0.1% of the Net Assets.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:
	Gross Unrealized Appreciation	$1,768,811
	Gross Unrealized Depreciation	(989,891)

	Net Unrealized Appreciation	$778,920

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Brown Advisory Funds' net assets as of August 31, 2008:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity Fund	$71,116,217	$5,029,878	$—	$76,146,095
Value Equity Fund	174,730,900	8,476,532	—	183,207,432
Small-Cap Growth Fund	156,198,375	12,811,770	172,638	169,182,783
Small-Cap Value Fund	108,492,502	4,055,954	2,800	112,551,256
Opportunity Fund	23,804,308	3,010,597	—	26,814,905
Core International Fund	263,916,816	866,843	—	264,783,659
Maryland Bond Fund	—	94,409,708	—	94,409,708
Intermediate Income Fund	—	172,556,545	—	172,556,545

The following is a reconciliation of Level 3 (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

	Small-Cap Growth Fund	Small-Cap Value Fund
	Investments in Securities
Balance as of May 31, 2008	$120,000	$2,800
Accrued Accretion / (Amortization)	—	—
Change in Unrealized Appreciation / (Depreciation)	(7,362)	—
Net Purchases / (Sales)	60,000	—
Transfers In / (Out)	—	—

Balance as of August 31, 2008	$172,638	$2,800

18

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Forum Funds

By (Signature and Title)	/s/ Simon D. Collier
Simon D. Collier, Principal Executive Officer

Date:	October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Simon D. Collier
Simon D. Collier, Principal Executive Officer

Date:	October 23, 2008

By (Signature and Title)	/s/ Trudance L.C. Bakke
Trudance L.C. Bakke, Principal Financial Officer

Date:	October 23, 2008